Accounts Receivables - Schedule of the Activity in the Allowance for Credit Losses (Details) - USD ($)	6 Months Ended	12 Months Ended
	Apr. 30, 2026	Oct. 31, 2025
Accounts Receivable, after Allowance for Credit Loss, Current [Abstract]
Balance at beginning of year	$ 80,573	$ 7,887
Allowance		71,527
Effect of translation adjustment	3,418	1,159
Balance at end	$ 83,991	$ 80,573